Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense
The components of our income (loss) before benefit for income taxes were as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
United States	$11,236	$3,087	$(9,242)
Foreign	435	885	972
Income (loss) before provision for income taxes	$11,671	$3,972	$(8,270)

Schedule Of Income Before Income Tax, Domestic And Foreign
The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2015	2016	2017
Current:
Federal	$(584)	$(948)	$(275)
State	(457)	(214)	(1,433)
Foreign	97	178	179
Total current	(944)	(984)	(1,529)
Deferred:
Federal	8,037	4,306	(28,161)
State	644	361	(3,992)
Foreign	(30)	(15)	(14)
Total deferred	8,651	4,652	(32,167)
Provision (benefit) for income taxes	$7,707	$3,668	$(33,696)

Schedule Of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of the federal statutory income tax rate to our effective tax rate:

	Year Ended December 31,
	2015	2016	2017
Tax provision (benefit) at U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	10.5	14.1	31.7
Non-qualified stock option shortfalls (windfalls), net	15.2	23.0	1.9
Stock-based compensation	11.0	18.3	(9.7)
Lobbying	2.6	8.9	(9.1)
Research and development credits	(9.7)	(20.4)	(1.5)
Tax reform - tax rate change	—	—	355.9
Foreign income tax and income inclusion	—	10.9	2.7
Other	1.4	2.4	0.7
Effective tax rate	66.0%	92.2%	407.6%

Schedule Of Deferred Tax Assets And Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, together with net operating loss and tax credit carry forwards. Significant components of our deferred tax assets were as follows (in thousands):

	December 31, 2016	December 31, 2017
Deferred tax assets:
Accruals and reserves	$2,242	$2,499
Stock-based compensation	2,960	2,443
Intangible assets	1,464	448
Net operating losses	9,337	12,055
Tax credits	4,399	3,569
Other	70	178
Total deferred tax assets	20,472	21,192
Deferred tax liabilities:
Commissions receivable	(93,538)	(64,911)
Intangible assets	(2,133)	(1,083)
Fixed assets	—	(55)
Total deferred tax liabilities	(95,671)	(66,049)
Net deferred tax liabilities	$(75,199)	$(44,857)

Schedule Of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of our unrecognized tax benefits is as follows (in thousands):

Unrecognized Tax Benefits
Balance at December 31, 2014	$6,756
Increases based on tax positions related to the prior year	344
Decreases based on tax positions related to the prior year	(24)
Lapse of statute of limitations	(1,301)
Additions based on tax positions related to the current year	409
Balance at December 31, 2015	$6,184
Lapse of statute of limitations	(1,236)
Additions based on tax positions related to the current year	305
Balance at December 31, 2016	5,253
Decreases based on tax positions related to the prior year	(862)
Lapse of statute of limitations	(1,637)
Additions based on tax positions related to the current year	342
Balance at December 31, 2017	$3,096